Business and Organization (Details)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Oct. 31, 2012 Hawaiian Airlines, Inc. item	Dec. 31, 2012 Hawaiian Airlines, Inc. Boeing 717-200 item	Dec. 31, 2012 Hawaiian Airlines, Inc. ATR42 item	Dec. 31, 2012 Hawaiian Airlines, Inc. Boeing 767-300 item	Dec. 31, 2012 Hawaiian Airlines, Inc. Airbus A330-200 item
Business and Organization
Ranking among domestic airlines in the United States based on revenue passenger miles		11
Number of aircraft	45		18	2	16	9